Income Taxes - Summary of Income Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S.	$ 221,507	$ 282,489	$ 261,525
Foreign	25,343	22,249	11,145
Income before income taxes	$ 246,850	$ 304,738	$ 272,670